Shareholders’ Deficit (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 03, 2022	Feb. 02, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized			500,000,000		500,000,000	500,000,000
Stock issued during period shares new issue			500,000
Stock issued during period, value, new issue					$ 718,113
Stock Issued During Period, Shares, Issued for Services	500,000	20,000
Stock Issued During Period, Value, Issued for Services	$ 85,000	$ 3,600	$ 88,600	$ 165,000	$ 165,000	$ 1,970,900
Common stock, shares authorized			1,000,000,000		1,000,000,000	1,000,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001	$ 0.001
Common stock, shares outstanding			162,389,201		143,840,643	123,316,886
Stock Issued During Period, Value, Other					$ 270,000
Conversion of interest and fees					15,355
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Issued for Services
Preferred Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issue						2,002,488
Stock issued during period, value, new issue						$ 1,001,244
Stock Issued During Period, Shares, Issued for Services						300,000
Stock Issued During Period, Value, Issued for Services						$ 150,000
Conversion of interest and fees shares						2,700,000
Compensation bonus						$ 1,350,000
Preferred Stock [Member] | C O O [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issue						1,778,488
Stock issued during period, value, new issue						$ 889,244
Stock Issued During Period, Shares, Issued for Services						300,000
Stock Issued During Period, Value, Issued for Services					$ 150,000
Conversion of interest and fees shares						2,700,000
Compensation bonus						$ 1,350,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issue			17,453,000	471,433	5,065,344
Stock Issued During Period, Shares, Issued for Services			520,000	500,000	500,000	3,940,000
Stock Issued During Period, Value, Issued for Services			$ 520	$ 500	$ 500	$ 3,940
Conversion of interest and fees shares					287,246	5,256,111
Compensation bonus						$ 478,940
Stock issued during period shares others					4,671,167
Common stock shares issued						8,334,361
Convertible note					$ 571,000
Conversion of interest						279,741
Interest and fees						$ 15,000
Common Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issue						1,022,095
Stock issued during period, value, new issue						$ 173,756
Common Stock [Member] | C O O [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issue						1,022,095
Stock issued during period, value, new issue						$ 173,756
Stock Issued During Period, Shares, Issued for Services						10,000,000
Stock Issued During Period, Value, Issued for Services						$ 1,500,000